PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 71,603	$ 97,036	$ 117,288	$ 92,517